Fair Value Measurements and Financial Instruments - Derivative Contracts Under Master Netting Agreements and Collateral Positions (Details) - Energy contracts - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Derivative assets
Gross Amount Recognized in Balance Sheet	CAD 51	CAD 22
Counterparty Netting of Energy Contracts	17	9
Cash Collateral Received/Posted	7	0
Net Amount	27	13
Derivative liabilities
Gross Amount Recognized in Balance Sheet	(107)	(35)
Counterparty Netting of Energy Contracts	(17)	(9)
Cash Collateral Received/Posted	0	0
Net Amount	CAD (90)	CAD (26)